LEASES - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows - payments on operating leases	$ (198)	$ (200)	$ (180)
Operating cash outflows - interest payments on finance leases	(1)	(1)	(1)
Financing cash outflows - payments on finance lease obligations	(9)	(14)	(18)
Lease assets obtained in exchange for new lease obligations, including leases acquired:
Operating leases	193	268	183
Finance leases	$ 6	$ 13	$ 38